Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Weighted Average Amortization Period	December 31,
	(in years)	2014	2013
Goodwill		$67,403	$67,403

Completed technology	7	$15,324	$15,324
Internal use software	3	10,410	2,212
Contracts and customer lists	11	48,571	48,571
Tradenames and domain names	9	1,150	1,150
Covenants not to compete	5	5,016	5,016
Internal use software in development		2,144	4,811
		82,615	77,084
Less: Accumulated amortization		(26,360)	(17,250)
Intangible assets, net		$56,255	$59,834

Schedule of Goodwill [Table Text Block]
Balance at December 31, 2012	$47,000
Acquisition of Campus Solutions	20,403
Balance at December 31, 2013	67,403
Balance at December 31, 2014	$67,403

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending December 31,
2015	$10,691
2016	10,816
2017	8,201
2018	5,999
2019	5,360